Shareholders' equity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized shares of common stock (shares)	3,500,000,000		3,500,000,000
Common stock, par value (usd per share)	$ 0.01		$ 0.01
Common stock, shares, outstanding (shares)	900,683,038
Additional shares authorized to be repurchased			$ 830,000,000
Treasury stock acquired (shares)	69,300,000
Treasury stock acquired, average cost per share (usd per share)	$ 48.01
Shares repurchased during period, value	$ 3,300,000,000
Stock repurchase program, remaining authorized repurchase amount	$ 1,900,000,000
Preferred stock, shares authorized (shares)	100,000,000		100,000,000
Preferred stock, par value (usd per share)	$ 0.01		$ 0.01
Temporary equity	$ 143,000,000		$ 129,000,000
A2017 Capital Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount of shares to repurchase				$ 2,400,000,000
A2019 Capital Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized amount of shares to repurchase		$ 3,940,000,000